UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23008

Bond Portfolio II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1.	Reports to Stockholders

Bond Portfolio II

October 31, 2015

Portfolio of Investments

Corporate Bonds & Notes — 36.7%

Security		Principal Amount* (000’s omitted)	Value

Banks — 4.2%
Citigroup, Inc., 5.13%, 11/12/19	NZD	260	$183,562
Citigroup, Inc., 6.25%, 6/29/17	NZD	265	187,341
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	165	116,579
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	385	265,183
Morgan Stanley, 7.60%, 8/8/17	NZD	82	58,987

			$811,652

Commercial Services — 1.8%
Block Financial, LLC, 5.25%, 10/1/25		95	$97,163
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		20	19,200
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		95	97,613
Western Union Co. (The), 6.20%, 11/17/36		125	125,500

			$339,476

Computers — 2.9%
Seagate HDD Cayman, 4.875%, 6/1/27(1)		410	$357,304
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		320	201,600

			$558,904

Diversified Financial Services — 4.1%
Jefferies Group, LLC, 6.50%, 1/20/43		350	$343,973
Navient Corp., 5.625%, 8/1/33		495	365,062
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		105	77,963

			$786,998

Home Builders — 2.3%
MDC Holdings, Inc., 6.00%, 1/15/43		546	$444,990

			$444,990

Iron & Steel — 0.5%
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		135	$92,475

			$92,475

Media — 1.8%
Viacom, Inc., 5.25%, 4/1/44		390	$340,456

			$340,456

Metal Fabricate & Hardware — 1.3%
Valmont Industries, Inc., 5.00%, 10/1/44		280	$247,086

			$247,086

Security	Principal Amount* (000’s omitted)	Value

Mining — 6.4%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40	392	$113,680
Freeport-McMoRan, Inc., 5.45%, 3/15/43	495	355,162
Southern Copper Corp., 5.25%, 11/8/42	550	448,573
Teck Resources, Ltd., 5.20%, 3/1/42	296	161,320
Teck Resources, Ltd., 5.40%, 2/1/43	58	31,610
Teck Resources, Ltd., 6.25%, 7/15/41	225	128,813

		$1,239,158

Miscellaneous Manufacturing — 1.5%
Trinity Industries, Inc., 4.55%, 10/1/24	314	$299,136

		$299,136

Oil & Gas — 5.8%
Apache Corp., 4.25%, 1/15/44	276	$243,456
Continental Resources, Inc., 3.80%, 6/1/24	275	230,654
Noble Energy, Inc., 5.05%, 11/15/44	310	284,000
Rowan Cos., Inc., 5.40%, 12/1/42	525	364,467

		$1,122,577

Retail — 3.0%
JC Penney Corp., Inc., 6.375%, 10/15/36	550	$396,000
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	100	92,525
Yum! Brands, Inc., 5.35%, 11/1/43	100	79,814

		$568,339

Telecommunications — 1.1%
Avaya, Inc., 10.50%, 3/1/21(1)	545	$213,912

		$213,912

Total Corporate Bonds & Notes (identified cost $8,098,445)		$7,065,159

Foreign Corporate Bonds — 20.0%

Security	Principal Amount* (000’s omitted)	Value

Engineering & Construction — 0.6%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)	420	$105,000

		$105,000

Mining — 3.0%
Barrick Gold Corp., 5.25%, 4/1/42	415	$340,242

19	See Notes to Financial Statements.

Bond Portfolio II

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Mining (continued)
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		55	$49,752
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		235	182,574

			$572,568

Miscellaneous Manufacturing — 1.2%
Bombardier, Inc., 7.45%, 5/1/34(1)		205	$143,500
Bombardier, Inc., 7.50%, 3/15/25(1)		110	85,800

			$229,300

Oil & Gas — 7.8%
Ecopetrol SA, 5.875%, 5/28/45		405	$334,125
Ensco PLC, 5.75%, 10/1/44		500	380,319
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		385	132,664
Pacific Drilling SA, 5.375%, 6/1/20(1)		465	249,938
Pacific Exploration and Production Corp., 5.625%, 1/19/25(1)		245	93,100
Petrobras Global Finance BV, 5.625%, 5/20/43		470	310,576

			$1,500,722

Telecommunications — 7.4%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	4,000	$236,448
Axtel SAB de CV, 9.00%, 1/31/20(1)		400	411,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		120	107,850
Oi SA, 5.75%, 2/10/22(1)		400	252,000
Telecom Italia Capital SA, 6.00%, 9/30/34		447	422,415

			$1,429,713

Total Foreign Corporate Bonds (identified cost $4,915,527)			$3,837,303

Foreign Government Bonds — 13.0%

Security		Principal Amount* (000’s omitted)	Value

Brazil — 3.6%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/21	BRL	3,320	$697,791

			$697,791

Ecuador — 0.8%
Republic of Ecuador, 7.95%, 6/20/24(1)		200	$153,000

			$153,000

Security		Principal Amount* (000’s omitted)	Value

Greece — 0.7%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(3)(4)	EUR	10	$8,228
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(3)(4)	EUR	10	8,084
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(3)(4)	EUR	10	7,954
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(3)(4)	EUR	10	7,795
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(3)(4)	EUR	10	7,611
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(3)(4)	EUR	10	7,448
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(3)(4)	EUR	10	7,297
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(3)(4)	EUR	10	7,189
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(3)(4)	EUR	10	7,041
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(3)(4)	EUR	10	6,921
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(3)(4)	EUR	10	6,821
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(3)(4)	EUR	10	6,757
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(3)(4)	EUR	10	6,691
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(3)(4)	EUR	10	6,631
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(3)(4)	EUR	10	6,546
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(3)(4)	EUR	10	6,548
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(3)(4)	EUR	10	6,542
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(3)(4)	EUR	10	6,539
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(3)(4)	EUR	10	6,535
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(3)(4)	EUR	10	6,553

			$141,731

Mexico — 3.1%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,890	$538,047
Mexican Bonos, 7.75%, 11/13/42	MXN	831	56,589

			$594,636

20	See Notes to Financial Statements.

Bond Portfolio II

October 31, 2015

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

New Zealand — 0.7%
New Zealand Government Bond, 6.00%, 12/15/17(4)	NZD	175	$126,890

			$126,890

Supranational — 4.1%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	3,670,000	$242,683
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,210,000	78,317
International Finance Corp., 8.25%, 6/10/21	INR	28,400	460,832

			$781,832

Total Foreign Government Bonds (identified cost $3,052,650)			$2,495,880

Convertible Bonds — 13.4%

Security		Principal Amount (000’s omitted)	Value

Health Care – Products — 1.2%
Hologic, Inc., 0.00%, 12/15/43		$180	$228,938

			$228,938

Home Builders — 6.2%
CalAtlantic Group, Inc., 0.25%, 6/1/19		$80	$73,600
CalAtlantic Group, Inc., 1.25%, 8/1/32		315	359,494
KB Home, 1.375%, 2/1/19		400	369,750
Lennar Corp., 3.25%, 11/15/21(1)		180	384,187

			$1,187,031

Machinery – Diversified — 1.4%
Chart Industries, Inc., 2.00%, 8/1/18		$310	$272,025

			$272,025

Oil & Gas — 0.1%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(5)		$100	$7,500
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(5)		153	16,155

			$23,655

Semiconductors — 2.7%
Intel Corp., 2.95%, 12/15/35		$400	$509,500

			$509,500

Security	Principal Amount (000’s omitted)	Value

Telecommunications — 1.8%
Ciena Corp., 3.75%, 10/15/18(1)	$255	$351,581

		$351,581

Total Convertible Bonds (identified cost $2,639,005)		$2,572,730

Commercial Mortgage-Backed Securities — 5.4%

Security	Principal Amount (000’s omitted)	Value
Americold LLC Trust Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$114,238
Commercial Mortgage Trust Series 2013-CR10, Class D, 4.792%, 8/10/46(1)(6)	150	141,244
Series 2014-CR21, Class D, 3.919%, 12/10/47(1)(6)	200	165,174
Series 2015-CR22, Class D, 4.128%, 3/10/48(1)(6)	100	82,672
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class D, 4.661%, 8/15/47(1)(6)	250	214,731
Series 2014-C25, Class D, 3.949%, 11/15/47(1)(6)	200	166,997
Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class D, 3.586%, 2/15/48(1)	200	155,278

Total Commercial Mortgage-Backed Securities (identified cost $1,109,398)		$1,040,334

Senior Floating-Rate Loans — 1.6%(7)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value

Food Services — 1.6%
Weight Watchers International, Inc., Term Loan, 4.00%, Maturing April 2, 2020	$392	$305,766

Total Senior Floating-Rate Loans (identified cost $246,491)		$305,766

Common Stocks — 0.0%(8)

Security	Shares	Value

Oil & Gas — 0.0%(8)
SandRidge Energy, Inc.(9)	13,004	$4,815

Total Common Stocks (identified cost $8,926)		$4,815

21	See Notes to Financial Statements.

Bond Portfolio II

October 31, 2015

Portfolio of Investments — continued

Convertible Preferred Stocks — 4.3%

Security	Shares	Value

Health Care – Products — 1.1%
Alere, Inc., 3.00%	625	$201,094

		$201,094

Mining — 0.2%
Cliffs Natural Resources, Inc., 7.00%	12,700	$33,933

		$33,933

Oil & Gas — 1.6%
Chesapeake Energy Corp., 5.75%	770	$287,787
SandRidge Energy, Inc., 7.00%	450	2,812
SandRidge Energy, Inc., 8.50%	1,730	13,516

		$304,115

Real Estate Investment Trusts (REITs) — 1.4%
iStar, Inc., Series J, 4.50%	5,055	$276,458

		$276,458

Total Convertible Preferred Stocks (identified cost $1,462,069)		$815,600

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.20%(10)	$890	$890,363

Total Short-Term Investments (identified cost $890,363)		$890,363

Total Investments — 99.0% (identified cost $22,422,874)		$19,027,950

Other Assets, Less Liabilities — 1.0%		$199,497

Net Assets — 100.0%		$19,227,447

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $4,787,506 or 24.9% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.
(3)	Multi-step coupon bond. Interest rate represents the rate in effect at October 31, 2015.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $268,621 or 1.4% of the Portfolio’s net assets.

(5)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal at the issuer’s discretion.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2015.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(8)	Amount is less than 0.05%.

(9)	Non-income producing security.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	65.3%	$12,554,708
Brazil	7.3	1,393,031
Mexico	7.0	1,347,084
Canada	4.6	891,285
Supranational	4.1	781,832
Colombia	2.8	535,075
Peru	2.3	448,573
Italy	2.2	422,415
Australia	1.2	232,326
Ecuador	0.8	153,000
Greece	0.7	141,731
New Zealand	0.7	126,890

Total Investments	99.0%	$19,027,950

22	See Notes to Financial Statements.

Bond Portfolio II

October 31, 2015

Portfolio of Investments — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	81.3%	$15,636,970
New Zealand Dollar	4.9	938,542
Mexican Peso	4.3	831,084
Brazilian Real	3.6	697,791
Indian Rupee	2.4	460,832
Indonesian Rupiah	1.7	321,000
Euro	0.8	141,731

Total Investments	99.0%	$19,027,950

Currency Abbreviations:

BRL	–	Brazilian Real
EUR	–	Euro
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar

23	See Notes to Financial Statements.

Bond Portfolio II

October 31, 2015

Statement of Assets and Liabilities

Assets	October 31, 2015
Unaffiliated investments, at value (identified cost, $21,532,511)	$18,137,587
Affiliated investment, at value (identified cost, $890,363)	890,363
Dividends receivable	16,625
Interest receivable	338,390
Interest receivable from affiliated investment	112
Total assets	$19,383,077

Liabilities
Payable for investments purchased	$96,267
Payable to affiliates:
Investment adviser fee	8,944
Trustees’ fees	152
Due to affiliate	7,052
Accrued expenses	43,215
Total liabilities	$155,630
Net Assets applicable to investors’ interest in Portfolio	$19,227,447

Sources of Net Assets
Investors’ capital	$22,624,419
Net unrealized depreciation	(3,396,972)
Total	$19,227,447

24	See Notes to Financial Statements.

Bond Portfolio II

October 31, 2015

Statement of Operations

Investment Income	Period Ended October 31, 2015(1)
Interest	$1,008,179
Dividends	94,735
Interest allocated from affiliated investment	8,347
Expenses allocated from affiliated investment	(762)
Total investment income	$1,110,499

Expenses
Investment adviser fee	$119,950
Trustees’ fees and expenses	1,797
Custodian fee	31,144
Legal and accounting services	37,317
Miscellaneous	2,354
Total expenses	$192,562
Deduct —
Allocation of expenses to affiliate	$40,305
Total expense reductions	$40,305

Net expenses	$152,257

Net investment income	$958,242

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(92,941)
Investment transactions allocated from affiliated investment	14
Foreign currency transactions	(8,793)
Net realized loss	$(101,720)
Change in unrealized appreciation (depreciation) —
Investments	$(3,394,924)
Foreign currency	(2,048)
Net change in unrealized appreciation (depreciation)	$(3,396,972)

Net realized and unrealized loss	$(3,498,692)

Net decrease in net assets from operations	$(2,540,450)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

25	See Notes to Financial Statements.

Bond Portfolio II

October 31, 2015

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended October 31, 2015(1)
From operations —
Net investment income	$958,242
Net realized loss from investment and foreign currency transactions	(101,720)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(3,396,972)
Net decrease in net assets from operations	$(2,540,450)
Capital transactions —
Contributions	$25,154,654
Withdrawals	(3,386,757)
Net increase in net assets from capital transactions	$21,767,897

Net increase in net assets	$19,227,447

Net Assets
At beginning of period	$—
At end of period	$19,227,447

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

26	See Notes to Financial Statements.

Bond Portfolio II

October 31, 2015

Supplementary Data

Ratios/Supplemental Data	Period Ended October 31, 2015(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.70	%(3)(4)
Net investment income	4.39	%(4)
Portfolio Turnover	30	%(5)

Total Return	(10.63	)%(5)

Net assets, end of period (000’s omitted)	$19,227

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	The investment adviser reimbursed certain operating expenses (equal to 0.18% of average daily net assets for the period ended October 31, 2015). Absent this reimbursement, total return would be lower.

(4)	Annualized.

(5)	Not annualized.

27	See Notes to Financial Statements.

Bond Portfolio II

October 31, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Bond Portfolio II (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 3, 2014. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2015, Eaton Vance Bond Fund II held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

28

Bond Portfolio II

October 31, 2015

Notes to Financial Statements — continued

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion and at reduced rates on daily net assets of $1 billion and over, and is payable monthly. For the period ended October 31, 2015, the Portfolio’s investment adviser fee amounted to $119,950 or 0.55% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $40,305 of the Portfolio’s operating expenses for the period ended October 31, 2015. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $26,506,742 and $4,911,060, respectively, for the period ended October 31, 2015.

29

Bond Portfolio II

October 31, 2015

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$22,526,954

Gross unrealized appreciation	$255,649
Gross unrealized depreciation	(3,754,653)

Net unrealized depreciation	$(3,499,004)

The net unrealized depreciation on foreign currency transactions at October 31, 2015 on a federal income tax basis was $2,048.

5  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

6  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$7,065,159	$—	$7,065,159
Foreign Corporate Bonds	—	3,837,303	—	3,837,303
Foreign Government Bonds	—	2,495,880	—	2,495,880
Convertible Bonds	—	2,572,730	—	2,572,730
Commercial Mortgage-Backed Securities	—	1,040,334	—	1,040,334
Senior Floating-Rate Loans	—	305,766	—	305,766
Common Stocks	4,815	—	—	4,815
Convertible Preferred Stocks	—	815,600	—	815,600
Short-Term Investments	—	890,363	—	890,363

Total Investments	$4,815	$19,023,135	$—	$19,027,950

30

Bond Portfolio II

October 31, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Bond Portfolio II:

We have audited the accompanying statement of assets and liabilities of Bond Portfolio II (the “Portfolio”), including the portfolio of investments, as of October 31, 2015, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the start of business, November 3, 2014, to October 31, 2015. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Bond Portfolio II as of October 31, 2015 and the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, November 3, 2014, to October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2015

31

Eaton Vance

Bond Fund II

October 31, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Bond Portfolio II (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

32

Eaton Vance

Bond Fund II

October 31, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland(3) 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years

Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Kathleen C. Gaffney 1961	President of the Portfolio	2013	Vice President of EVM and BMR. Formerly, vice president and portfolio manager at Loomis, Sayles & Company (for more than five years).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.

33

Eaton Vance

Bond Fund II

October 31, 2015

Management and Organization — continued

(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Sutherland began serving as a Trustee effective May 1, 2015.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of Bond Portfolio II

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Bond Fund II

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

20355 10.31.15

Item 2.	Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal year ended October 31, 2015 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Bond Portfolio II

Fiscal Period Ended	10/31/15*
Audit Fees	$21,000
Audit-Related Fees(1)	$0
Tax Fees(2)	$16,000
All Other Fees(3)	$0

Total	$37,000

*	Registrant commenced operations on November 3, 2014.
(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)	Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by D&T for the registrant’s initial fiscal year ended October 31, 2015 (initial fiscal period from commencement of operations on November 3, 2014 to October 31, 2015); and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the Series.

Fiscal Period Ended	10/31/15
Registrant*	$16,000
Eaton Vance	$46,000

*	Registrant commenced operations on November 3, 2014.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bond Portfolio II

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	December 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2015

By:	/s/ Kathleen C. Gaffney
Kathleen C. Gaffney
President

Date:	December 11, 2015